STOCK COMPENSATION PLAN - 10K (Tables)	12 Months Ended
Dec. 31, 2015
Stock Compensation Plan [Abstract]
Stock Option Activity
There was no stock option activity for 2015. A summary of stock option activity for each of 2014 and 2013 is presented below:

	Stock Options (000's)	Weighted Average Exercise Price
Outstanding at January 1, 2013	8.1	$29.91
Forfeited and expired	(7.3)	30.17
Outstanding at January 1, 2014	0.8	27.50
Forfeited and expired	(0.8)	27.50
Outstanding at December 31, 2014	—	—

Restricted Stock and Restricted Stock Unit Activity
A summary of the restricted stock and restricted stock unit activity for each of 2015, 2014 and 2013 is presented in the following table:

	Restricted Stock (000's)	Weighted Average Grant Date Fair Value
Outstanding at January 1, 2013	—	$—
Granted	120.0	24.80
Outstanding at December 31, 2013	120.0	24.80
Granted	693.4	31.01
Vested(a)	(40.0)	24.80
Outstanding at December 31, 2014	773.4	30.37
Granted	220.6	29.46
Vested(a)	(171.7)	29.09
Forfeited	(57.5)	30.44
Outstanding at December 31, 2015	764.8	30.39

(a)
Of the amounts vested during 2015 and 2014, 82,740 and 22,328 shares, respectively, were withheld by the Company to satisfy certain grantees’ minimum withholding tax requirements, which withheld shares became Revlon, Inc. treasury stock and are not sold on the open market.